Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.09%
FHLMC	8.50%	7-1-2028	$1,152	$1,164
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.60	2-1-2037	23,276	24,057
FHLMC (5 Year Treasury Constant Maturity+2.09%)±	2.61	9-1-2032	140,865	137,196
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	4.90	12-15-2031	2,169	2,166
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.85	2-15-2033	13,458	13,409
FNMA	6.00	4-1-2033	31,930	31,819
FNMA Series 2001-25 Class Z	6.00	6-25-2031	12,675	12,942
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	5.06	7-25-2031	1,018	1,017
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	4.96	6-25-2031	1,025	1,025
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.86	12-18-2032	4,227	4,219
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	5.01	1-25-2033	1,517	1,517
GNMA	6.50	6-15-2028	2,869	2,889
GNMA Series 2019-H06 Class HIƒ±±	1.79	4-20-2069	990,814	9,908
Total agency securities (Cost $283,868)				243,328
Asset-backed securities: 4.58%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	42,715	41,561
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	191,268	175,428
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.62	8-19-2038	131,917	131,512
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	2,575	2,557
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	54,588	56,135
Frontier Issuer LLC Series 2024-1 Class C144A	11.16	6-20-2054	230,653	257,430
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.45	9-17-2036	575,241	573,171
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	865,970	763,668
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.70	2-19-2037	749,991	750,008
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.55	2-19-2037	1,000,000	998,213
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	26,808	26,693
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	5.40	11-25-2034	561,113	567,148
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,000,000	780,251
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	900,000	887,564
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.13	4-15-2030	612,276	613,068
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.80	4-15-2037	1,000,000	1,002,162
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.69%	11-15-2038	$1,526,989	$1,522,533
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	494,583	497,317
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	487,480	478,779
Terwin Mortgage Trust Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	5.61	11-25-2033	91,608	81,704
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.96	2-15-2039	706,988	706,597
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	510,000	519,079
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	895,814
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	163,399	162,824
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	280,000	299,781
Total asset-backed securities (Cost $12,910,688)				12,790,997

	Shares
Common stocks: 1.14%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	90	0
Media: 0.00%
SES SA†	90	1,035
Energy: 0.81%
Oil, gas & consumable fuels: 0.81%
Enviva, Inc.†	119,158	2,241,719
Utilities: 0.28%
Independent power and renewable electricity producers: 0.28%
Vistra Corp.	3,744	780,774
Investment Companies: 0.05%
Resolute Topco, Inc.‡†	26,718	146,949
Total common stocks (Cost $1,146,497)		3,170,477

			Principal
Corporate bonds and notes: 63.82%
Basic materials: 1.21%
Chemicals: 0.89%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$720,000	728,101
Chemours Co.144A	8.00	1-15-2033	890,000	827,896
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	930,000	919,378
				2,475,375
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iron/steel: 0.32%
Cleveland-Cliffs, Inc.144A	7.00%	3-15-2032	$935,000	$912,195
Communications: 8.38%
Advertising: 1.07%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	600,000	599,185
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	220,000	219,696
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	75,000	74,867
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	690,000	722,941
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	560,084
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	775,000	813,725
				2,990,498
Internet: 0.79%
Arches Buyer, Inc.144A	4.25	6-1-2028	350,000	337,102
Arches Buyer, Inc.144A	6.13	12-1-2028	525,000	501,049
Cablevision Lightpath LLC144A	5.63	9-15-2028	580,000	578,084
Match Group Holdings II LLC144A	5.63	2-15-2029	791,000	788,517
				2,204,752
Media: 4.28%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,750,000	1,507,891
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,385,832
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	360,000	326,651
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	500,000	490,641
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	678,867
CSC Holdings LLC144A	3.38	2-15-2031	715,000	467,673
CSC Holdings LLC144A	5.50	4-15-2027	855,000	827,570
CSC Holdings LLC144A	5.75	1-15-2030	425,000	209,541
CSC Holdings LLC144A	11.25	5-15-2028	565,000	567,941
DISH DBS Corp.144A	5.75	12-1-2028	420,000	375,311
DISH Network Corp.144A	11.75	11-15-2027	1,410,000	1,468,432
Gray Media, Inc.144A	9.63	7-15-2032	595,000	600,219
News Corp.144A	5.13	2-15-2032	500,000	487,324
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	475,000	457,781
Sirius XM Radio LLC144A	4.13	7-1-2030	1,190,000	1,085,558
				11,937,232
Telecommunications: 2.24%
CommScope LLC144A	8.25	3-1-2027	720,000	721,663
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,136,477	2,024,312
Level 3 Financing, Inc.144A	3.63	1-15-2029	610,000	518,500
Level 3 Financing, Inc.144A	3.88	10-15-2030	700,000	600,250
Level 3 Financing, Inc.144A	6.88	6-30-2033	455,000	461,076
Lumen Technologies, Inc.144A	10.00	10-15-2032	656,250	663,633
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15%	3-20-2028	$412,500	$413,958
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	825,000	863,684
				6,267,076
Consumer, cyclical: 9.33%
Airlines: 0.03%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	85,000	84,923
Apparel: 0.22%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	580,000	604,693
Auto manufacturers: 0.06%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	175,000	180,296
Auto parts & equipment: 0.66%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	505,000	514,979
Adient Global Holdings Ltd.144A	8.25	4-15-2031	145,000	151,566
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	705,000	722,625
ZF North America Capital, Inc.144A	6.88	4-23-2032	490,000	457,231
				1,846,401
Distribution/wholesale: 0.07%
RB Global Holdings, Inc.144A	7.75	3-15-2031	175,000	183,399
Entertainment: 2.52%
CCM Merger, Inc.144A	6.38	5-1-2026	2,380,000	2,379,281
Churchill Downs, Inc.144A	6.75	5-1-2031	800,000	816,822
Cinemark USA, Inc.144A	7.00	8-1-2032	1,425,000	1,471,434
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,005,000	1,023,399
WarnerMedia Holdings, Inc.	4.28	3-15-2032	291,000	244,364
WarnerMedia Holdings, Inc.	5.05	3-15-2042	730,000	487,968
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	635,000	596,227
				7,019,495
Home builders: 0.70%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	480,000	478,974
LGI Homes, Inc.144A	8.75	12-15-2028	675,000	707,956
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	251,730
Tri Pointe Homes, Inc.	5.70	6-15-2028	515,000	520,302
				1,958,962
Home furnishings: 0.21%
Whirlpool Corp.	6.13	6-15-2030	590,000	588,593
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.49%
Newell Brands, Inc.	6.38%	5-15-2030	$605,000	$586,269
Newell Brands, Inc.144A	8.50	6-1-2028	755,000	791,144
				1,377,413
Leisure time: 1.02%
NCL Corp. Ltd.144A	5.88	2-15-2027	500,000	501,481
NCL Corp. Ltd.144A	6.75	2-1-2032	380,000	390,306
NCL Corp. Ltd.144A	7.75	2-15-2029	275,000	291,730
Sabre Global, Inc.144A	10.75	11-15-2029	757,000	779,687
Sabre Global, Inc.144A	11.13	7-15-2030	170,000	179,223
Viking Cruises Ltd.144A	5.88	9-15-2027	210,000	209,864
Viking Cruises Ltd.144A	7.00	2-15-2029	500,000	503,845
				2,856,136
Lodging: 0.70%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	625,000	643,481
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	770,000	785,284
Las Vegas Sands Corp.	6.20	8-15-2034	500,000	512,691
				1,941,456
Retail: 2.65%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	225,000	226,206
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	1,375,000	1,438,206
FirstCash, Inc.144A	4.63	9-1-2028	250,000	244,425
FirstCash, Inc.144A	6.88	3-1-2032	1,105,000	1,132,741
Group 1 Automotive, Inc.144A	6.38	1-15-2030	495,000	504,189
Lithia Motors, Inc.144A	4.38	1-15-2031	670,000	630,229
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	580,000	555,334
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	505,000	494,184
QXO Building Products, Inc.144A	6.75	4-30-2032	595,000	612,716
Saks Global Enterprises LLC144A	11.00	12-15-2029	855,000	192,375
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	405,000	415,665
Sonic Automotive, Inc.144A	4.63	11-15-2029	295,000	283,705
Sonic Automotive, Inc.144A	4.88	11-15-2031	695,000	655,030
				7,385,005
Consumer, non-cyclical: 9.30%
Commercial services: 3.24%
Allied Universal Holdco LLC144A	7.88	2-15-2031	645,000	676,371
Block, Inc.	6.50	5-15-2032	895,000	918,438
CoreCivic, Inc.	8.25	4-15-2029	1,495,000	1,580,812
GEO Group, Inc.	8.63	4-15-2029	970,000	1,029,873
GEO Group, Inc.	10.25	4-15-2031	845,000	929,016
Herc Holdings, Inc.144A	7.00	6-15-2030	885,000	914,679
Hertz Corp.144A	12.63	7-15-2029	190,000	198,499
Service Corp. International	5.75	10-15-2032	1,055,000	1,057,500
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Sotheby’s/BidFair Holdings, Inc.144A	5.88%	6-1-2029	$1,120,000	$1,007,447
Veritiv Operating Co.144A	10.50	11-30-2030	670,000	726,198
				9,038,833
Food: 1.28%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	565,000	564,554
B&G Foods, Inc.144A	8.00	9-15-2028	985,000	920,978
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	570,000	532,586
Performance Food Group, Inc.144A	6.13	9-15-2032	495,000	502,666
U.S. Foods, Inc.144A	5.75	4-15-2033	1,060,000	1,050,251
				3,571,035
Healthcare-services: 4.33%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	465,000	406,770
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	580,000	551,301
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	500,000	524,191
CommonSpirit Health (AG Insured)	3.82	10-1-2049	750,000	546,261
Concentra Health Services, Inc.144A	6.88	7-15-2032	820,000	842,542
DaVita, Inc.144A	6.88	9-1-2032	1,740,000	1,788,953
HCA, Inc.	5.75	3-1-2035	1,000,000	1,024,092
IQVIA, Inc.144A	6.25	6-1-2032	285,000	292,255
IQVIA, Inc.144A	6.50	5-15-2030	915,000	943,397
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	103,081	84,939
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	460,873	351,416
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	264,209	260,906
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	665,000	651,232
Radiology Partners, Inc.144A	8.50	7-15-2032	700,000	707,287
Star Parent, Inc.144A	9.00	10-1-2030	1,180,000	1,240,887
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	426,706
Tenet Healthcare Corp.	6.75	5-15-2031	1,400,000	1,440,530
				12,083,665
Household products/wares: 0.12%
Central Garden & Pet Co.	4.13	10-15-2030	375,000	352,407
Pharmaceuticals: 0.33%
AdaptHealth LLC144A	5.13	3-1-2030	775,000	728,501
CVS Pass-Through Trust	6.04	12-10-2028	183,741	185,565
				914,066
Energy: 7.53%
Energy-alternate sources: 0.55%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,845,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,590,000	1,524,163
				1,524,163
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas: 1.64%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50%	10-1-2029	$430,000	$450,528
APA Corp.144A	4.38	10-15-2028	750,000	720,704
California Resources Corp.144A	8.25	6-15-2029	355,000	364,668
Civitas Resources, Inc.144A	9.63	6-15-2033	400,000	411,432
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	300,000	331,058
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	565,000	544,249
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	210,000	215,767
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	280,000	274,519
Murphy Oil Corp.	6.00	10-1-2032	500,000	479,816
Nabors Industries Ltd.144A	7.50	1-15-2028	325,000	299,905
Nabors Industries, Inc.144A	9.13	1-31-2030	505,000	499,816
				4,592,462
Oil & gas services: 1.01%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	710,000	720,527
Bristow Group, Inc.144A	6.88	3-1-2028	1,570,000	1,573,716
Oceaneering International, Inc.	6.00	2-1-2028	520,000	523,020
				2,817,263
Pipelines: 4.33%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	275,000	282,689
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	755,519
Buckeye Partners LP	5.85	11-15-2043	1,125,000	1,000,182
Buckeye Partners LP144A	6.88	7-1-2029	20,000	20,588
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	960,000	937,841
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	765,000	814,697
Excelerate Energy LP144A	8.00	5-15-2030	555,000	581,003
Harvest Midstream I LP144A	7.50	9-1-2028	825,000	835,041
Hess Midstream Operations LP144A	5.50	10-15-2030	300,000	301,305
Hess Midstream Operations LP144A	6.50	6-1-2029	175,000	180,268
Kinetik Holdings LP144A	5.88	6-15-2030	600,000	600,485
Prairie Acquiror LP144A	9.00	8-1-2029	375,000	388,421
Rockies Express Pipeline LLC144A	6.75	3-15-2033	300,000	311,641
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,449,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,300,000	1,273,676
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	400,000	410,804
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,025,000	1,060,217
Venture Global LNG, Inc.144A	9.88	2-1-2032	820,000	884,734
				12,088,611
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 13.64%
Banks: 0.51%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88%	2-18-2026	$935,000	$924,008
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	500,000	514,478
				1,438,486
Diversified financial services: 4.99%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,290,000	1,281,073
Azorra Finance Ltd.144A	7.25	1-15-2031	485,000	495,006
Encore Capital Group, Inc.144A	9.25	4-1-2029	800,000	842,593
EZCORP, Inc.144A	7.38	4-1-2032	495,000	515,523
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	960,000	991,332
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	340,000	337,336
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	335,000	342,833
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	765,000	790,111
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	575,000	554,499
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	480,000	477,560
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	295,000	307,786
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	625,000	659,540
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	200,000	204,562
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	825,000	861,504
Navient Corp.	11.50	3-15-2031	875,000	984,421
OneMain Finance Corp.	7.88	3-15-2030	955,000	1,005,292
PRA Group, Inc.144A	5.00	10-1-2029	561,000	518,305
Rocket Cos., Inc.144A	6.13	8-1-2030	340,000	344,744
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	588,346
Synchrony Financial	5.15	3-19-2029	750,000	753,317
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,100,000	1,075,954
				13,931,637
Insurance: 3.48%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	1,550,000	1,593,364
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	539,712
Assurant, Inc.	3.70	2-22-2030	750,000	713,552
Athene Holding Ltd.	4.13	1-12-2028	750,000	743,441
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	629,969
HUB International Ltd.144A	5.63	12-1-2029	415,000	412,056
HUB International Ltd.144A	7.25	6-15-2030	135,000	140,729
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,041,249
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	749,205
MetLife, Inc.	6.40	12-15-2036	1,000,000	1,041,070
Panther Escrow Issuer LLC144A	7.13	6-1-2031	595,000	615,288
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	738,150
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	744,605
				9,702,390
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.18%
Golub Capital Private Credit Fund BDC	5.88%	5-1-2030	$500,000	$501,971
REITs: 4.48%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	600,000	634,252
Brandywine Operating Partnership LP	8.88	4-12-2029	1,385,000	1,485,054
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,257,796
Iron Mountain, Inc.144A	5.25	7-15-2030	1,675,000	1,646,076
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,020,000	1,068,266
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	690,000	717,190
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	599,245
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	250,000	256,025
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	292,813
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	505,000	517,159
Service Properties Trust	8.38	6-15-2029	330,000	341,944
Service Properties Trust144A	8.63	11-15-2031	1,600,000	1,703,901
Starwood Property Trust, Inc.144A	6.50	7-1-2030	850,000	874,292
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	270,000	255,501
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	280,000	283,997
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	534,000	564,373
				12,497,884
Industrial: 6.38%
Aerospace/defense: 1.10%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	890,000	978,825
TransDigm, Inc.144A	6.63	3-1-2032	2,035,000	2,092,527
				3,071,352
Building materials: 1.40%
Builders FirstSource, Inc.144A	6.38	3-1-2034	715,000	725,517
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	650,000	595,575
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	490,000	494,400
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,050,197
Quikrete Holdings, Inc.144A	6.38	3-1-2032	245,000	251,271
Quikrete Holdings, Inc.144A	6.75	3-1-2033	535,000	548,709
Standard Building Solutions, Inc.144A	6.25	8-1-2033	235,000	237,239
				3,902,908
Electrical components & equipment: 0.77%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,155,000	1,094,999
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,015,000	1,047,287
				2,142,286
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.33%
Keysight Technologies, Inc.	4.60%	4-6-2027	$600,000	$600,669
Sensata Technologies, Inc.144A	6.63	7-15-2032	300,000	306,539
				907,208
Environmental control: 0.22%
Clean Harbors, Inc.144A	6.38	2-1-2031	615,000	627,947
Machinery-diversified: 0.46%
Chart Industries, Inc.144A	7.50	1-1-2030	300,000	314,259
Chart Industries, Inc.144A	9.50	1-1-2031	510,000	545,406
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	420,000	418,122
				1,277,787
Packaging & containers: 1.06%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,085,000	1,085,956
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	285,000	291,450
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	485,000	494,980
Graham Packaging Co., Inc.144A	7.13	8-15-2028	475,000	474,262
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	600,000	623,643
				2,970,291
Transportation: 0.28%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	780,000	788,992
Trucking & leasing: 0.76%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	700,000	698,310
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,000,000	1,037,546
FTAI Aviation Investors LLC144A	7.00	6-15-2032	365,000	377,998
				2,113,854
Technology: 4.24%
Computers: 0.83%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	500,000	510,479
Dell International LLC/EMC Corp.	6.02	6-15-2026	536,000	540,639
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	740,000	785,130
Insight Enterprises, Inc.144A	6.63	5-15-2032	470,000	480,634
				2,316,882
Office/business equipment: 0.29%
Zebra Technologies Corp.144A	6.50	6-1-2032	775,000	794,357
Semiconductors: 0.62%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	733,941
Entegris, Inc.144A	4.75	4-15-2029	500,000	489,767
Entegris, Inc.144A	5.95	6-15-2030	510,000	514,569
				1,738,277
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 2.50%
AthenaHealth Group, Inc.144A	6.50%	2-15-2030		$500,000	$491,526
Cloud Software Group, Inc.144A	6.50	3-31-2029		620,000	626,129
Cloud Software Group, Inc.144A	8.25	6-30-2032		1,035,000	1,102,100
Cloud Software Group, Inc.144A	9.00	9-30-2029		1,380,000	1,428,108
Ellucian Holdings, Inc.144A	6.50	12-1-2029		760,000	769,892
Rocket Software, Inc.144A	6.50	2-15-2029		205,000	199,324
Rocket Software, Inc.144A	9.00	11-28-2028		725,000	748,167
SS&C Technologies, Inc.144A	6.50	6-1-2032		850,000	874,002
VMware LLC	3.90	8-21-2027		750,000	741,343
					6,980,591
Utilities: 3.81%
Electric: 3.50%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055		640,000	616,654
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		860,000	868,638
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		670,000	656,986
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		945,000	987,362
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		1,385,000	1,342,735
PG&E Corp.	5.25	7-1-2030		1,075,000	1,031,146
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		985,000	950,508
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		510,000	492,492
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		505,000	509,930
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		600,000	650,267
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	730,290
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029		905,000	922,922
					9,759,930
Gas: 0.31%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033		800,000	863,955
Total corporate bonds and notes (Cost $176,429,760)					178,125,390
Foreign corporate bonds and notes: 11.28%
Financial: 0.33%
Banks: 0.33%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	930,073
Government securities: 10.95%
Multi-national: 10.95%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,542,258
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	2,024,424
Asian Infrastructure Investment Bank	7.20	7-2-2031	INR	175,000,000	2,034,368
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,103,221
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	3,219,133
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-national(continued)
European Investment Bank	7.25%	1-23-2030	ZAR	45,500,000	$2,491,930
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,716,977
Inter-American Development Bank	7.00	4-17-2033	INR	140,000,000	1,630,277
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,308,926
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,264,986
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	3,620,469
International Finance Corp.	9.00	1-22-2036	ZAR	16,000,000	891,247
International Finance Corp.	10.00	2-3-2027	BRL	7,800,000	1,327,444
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,373,925
					30,549,585
Total foreign corporate bonds and notes (Cost $34,010,246)					31,479,658
Foreign government bonds: 18.55%
Colombia: 3.81%
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,959,009
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	3,562,288
Colombia TES	13.25	2-9-2033	COP	20,100,000,000	5,117,053
					10,638,350
Hungary: 1.68%
Hungary	6.75	10-22-2028	HUF	1,630,000,000	4,681,990
Indonesia: 3.24%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,827,251
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,211,107
					9,038,358
Mexico: 4.32%
Mexico	7.50	5-26-2033	MXN	68,500,000	3,297,550
Mexico	7.75	5-29-2031	MXN	85,000,000	4,274,601
Mexico	8.00	7-31-2053	MXN	33,500,000	1,446,813
Mexico	8.50	5-31-2029	MXN	58,000,000	3,058,120
					12,077,084
New Zealand: 1.35%
New Zealand	4.25	5-15-2034	NZD	6,500,000	3,779,294
Romania: 3.56%
Romania	5.00	2-12-2029	RON	15,800,000	3,299,025
Romania	7.20	10-30-2033	RON	14,850,000	3,313,753
Romania	7.35	4-28-2031	RON	14,750,000	3,316,158
					9,928,936
United Kingdom: 0.59%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,640,787
Total foreign government bonds (Cost $53,616,752)					51,784,799
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 18.88%
Communications: 3.42%
Advertising: 0.36%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	8.47%	8-23-2028	$1,000,000	$995,890
Internet: 0.71%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	7.71	12-6-2027	1,369,487	1,367,241
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	7.34	11-30-2027	601,975	602,354
				1,969,595
Media: 1.24%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.84	1-18-2028	1,512,733	1,506,848
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.57	8-2-2027	87,370	87,518
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.82	8-2-2029	712,912	706,197
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	10.21	6-30-2028	644,125	650,566
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.86	9-30-2027	940,147	519,431
				3,470,560
Telecommunications: 1.11%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.61	12-17-2029	1,630,000	1,655,575
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	7.86	12-11-2026	248,099	247,387
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.86	9-27-2029	380,000	372,221
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.82	4-15-2030	837,864	832,234
				3,107,417
Consumer, cyclical: 1.82%
Airlines: 0.42%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.08	10-20-2027	865,922	869,169
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	305,000	306,015
				1,175,184
Auto parts & equipment: 0.13%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.57	3-30-2027	375,716	366,793
Entertainment: 0.71%
Cinemark USA, Inc. (U.S. SOFR 3 Month+2.25%)±	6.55	5-24-2030	664,818	666,813
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.83	12-2-2031	1,328,325	1,322,972
				1,989,785
Housewares: 0.24%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.11	10-30-2029	667,233	667,567
Leisure time: 0.18%
Sabre Global, Inc. (U.S. SOFR 1 Month+3.50%)±	7.97	12-17-2027	503,528	500,069
Retail: 0.14%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	410,000	382,632
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 4.85%
Commercial services: 0.72%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	8.21%	5-12-2028	$845,612	$846,973
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.61	4-13-2029	523,909	524,433
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.07	6-30-2028	746,749	631,683
				2,003,089
Cosmetics/Personal Care: 0.54%
Opal U.S. LLC (U.S. SOFR 3 Month+3.25%)±	7.44	4-28-2032	1,500,000	1,505,070
Food: 0.54%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.86	10-10-2029	1,645,965	1,517,036
Healthcare-products: 0.61%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.61	1-15-2031	100,000	100,275
Medline Borrower LP (U.S. SOFR 1 Month+2.25%)±	6.61	10-23-2028	1,592,527	1,593,530
				1,693,805
Healthcare-services: 1.90%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	1,572,059	969,441
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.78	1-12-2026	272,976	206,269
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.06	12-31-2030	498,750	495,758
Radiology Partners, Inc. (U.S. SOFR 3 Month+4.50%)±	8.80	6-30-2032	1,000,000	1,000,160
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	8.30	9-27-2030	1,308,437	1,292,632
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+2.75%)±	7.11	12-19-2030	1,344,464	1,347,691
				5,311,951
Pharmaceuticals: 0.54%
Endo Luxembourg Finance Co. I Sarl (U.S. SOFR 1 Month+4.00%)±	8.36	4-23-2031	1,488,750	1,491,355
Energy: 0.78%
Pipelines: 0.78%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+2.50%)±	6.78	12-9-2030	1,181,449	1,183,812
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	8.11	8-1-2029	985,135	990,681
				2,174,493
Financial: 1.89%
Insurance: 1.43%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.72	7-31-2027	1,480,693	1,479,894
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.72	1-31-2028	463,792	444,990
BroadStreet Partners, Inc. (U.S. SOFR 1 Month+2.75%)±	7.11	6-13-2031	871,775	872,272
HUB International Ltd. (U.S. SOFR 3 Month+2.50%)±	6.83	6-20-2030	919,340	920,075
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.05	5-6-2032	276,316	281,773
				3,999,004
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.46%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.00%)±	7.36%	12-10-2030	$359,100	$360,296
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+2.25%)±	6.61	11-18-2027	911,748	910,608
				1,270,904
Industrial: 3.41%
Aerospace/defense: 1.98%
Azorra Soar TLB Finance Ltd. (U.S. SOFR 3 Month+2.75%)‡±	7.00	10-18-2029	2,000,000	2,001,260
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.81	1-15-2027	2,528,500	2,531,029
TransDigm, Inc. (U.S. SOFR 3 Month+2.75%)±	7.05	8-24-2028	997,474	1,000,776
				5,533,065
Building materials: 0.43%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	7.69	4-12-2028	937,592	853,237
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.61	2-10-2032	354,113	353,670
				1,206,907
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 6 Month+3.00%)‡±	7.20	12-8-2028	581,471	582,924
Machinery-diversified: 0.31%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 3 Month+3.00%)±	7.31	4-30-2030	840,537	844,740
Packaging & containers: 0.48%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	7.53	4-13-2029	1,345,474	1,344,532
Technology: 2.71%
Computers: 0.23%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.33	3-1-2029	669,623	646,045
Software: 2.48%
Applied Systems, Inc. (U.S. SOFR 3 Month+2.50%)±	6.80	2-24-2031	2,759,305	2,760,270
AthenaHealth Group, Inc. (U.S. SOFR 1 Month+2.75%)±	7.11	2-15-2029	1,049,630	1,048,088
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.50%)±	7.80	3-29-2029	985,478	986,818
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	3-21-2031	341,125	342,278
Ellucian Holdings, Inc. (U.S. SOFR 1 Month+4.75%)‡±	9.11	11-22-2032	500,000	513,750
Genesys Cloud Services, Inc. (U.S. SOFR 1 Month+2.50%)±	6.86	1-30-2032	522,375	521,628
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	8.11	11-28-2028	755,447	756,868
				6,929,700
Total loans (Cost $53,340,434)				52,680,112
Non-agency mortgage-backed securities: 7.49%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	44,619	44,924
Banc of America Funding Trust Series 2005-D Class A1±±	5.43	5-25-2035	75,643	70,245
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.87%	4-25-2033	$168,850	$93,962
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	821,130
BX Commercial Mortgage Trust Series 2021-VOLT Class B (U.S. SOFR 1 Month+1.06%)144A±	5.41	9-15-2036	968,828	965,195
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	700,000	652,392
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.36	10-15-2036	1,000,000	999,689
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.35	10-15-2036	525,000	525,000
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	733,585
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.98	2-15-2041	1,000,000	1,000,612
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.98	2-15-2041	449,000	447,877
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	6.23	3-15-2042	1,000,000	999,375
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.24	11-15-2034	344,340	331,689
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	7.12	10-25-2033	15,606	7,920
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	5.12	9-10-2045	813,776	763,639
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	3.76	9-25-2032	124,463	111,697
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	6.81	6-25-2033	7,377	7,571
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	6.28	3-25-2033	6,370	6,320
CSMC Trust Series 2014-USA Class D144A	4.37	9-15-2037	750,000	560,662
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	4.79	11-25-2032	6,974	6,877
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	6.51	12-15-2036	922,142	899,013
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.34	11-15-2036	1,000,000	992,500
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.42	8-10-2043	287,679	33
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	1,000,000	906,080
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	998,791
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.61	11-15-2045	171,251	154,129
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A144A	3.40	6-5-2039	1,000,000	934,219
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3±±	5.32	7-25-2034	1,647	1,619
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2±±	6.66	6-25-2035	47,805	47,911
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	4.27	12-25-2033	8,357	8,283
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.40%	1-25-2034	$1,545	$1,509
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	5.80	11-21-2034	2,411	2,317
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	6.13	12-15-2041	1,000,000	1,001,250
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	5.38	1-25-2029	7,255	7,116
MFA Trust Series 2022-NQM1 Class M1144A±±	4.23	12-25-2066	1,000,000	863,029
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	893,729
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.23	9-25-2034	7,319	7,121
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.41	1-15-2036	1,000,000	978,377
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.28	4-15-2042	1,000,000	1,006,712
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	5.23	4-20-2033	1,913	1,794
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	779,979
SREIT Trust Series 2021-PALM Class B (U.S. SOFR 1 Month+0.92%)144A±	5.27	10-15-2034	1,000,000	995,937
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.70	3-25-2034	8,122	7,049
Vendee Mortgage Trust Series 2003-2ƒ±±	0.42	5-15-2033	735,067	7,778
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	234,743	209,525
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	41,025	42,561
Total non-agency mortgage-backed securities (Cost $22,047,435)				20,898,722
Yankee corporate bonds and notes: 13.11%
Basic materials: 0.08%
Chemicals: 0.08%
Braskem Netherlands Finance BV144A	8.50	1-12-2031	295,000	232,871
Communications: 3.40%
Internet: 1.16%
Prosus NV144A	4.19	1-19-2032	1,000,000	941,209
Rakuten Group, Inc.144A	9.75	4-15-2029	1,155,000	1,264,629
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	1,035,000	1,027,045
				3,232,883
Media: 0.79%
Virgin Media Finance PLC144A	5.00	7-15-2030	320,000	288,458
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,190,000	1,106,531
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Virgin Media Vendor Financing Notes IV DAC144A	5.00%	7-15-2028	$205,000	$198,808
VZ Secured Financing BV144A	5.00	1-15-2032	685,000	602,419
				2,196,216
Telecommunications: 1.45%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,450,000	1,483,790
Telecom Italia Capital SA	7.20	7-18-2036	700,000	733,878
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	825,000	835,447
Zegona Finance PLC144A	8.63	7-15-2029	950,000	1,011,275
				4,064,390
Consumer, cyclical: 2.03%
Airlines: 0.82%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	625,000	655,000
Latam Airlines Group SA144A	7.63	1-7-2031	470,000	484,805
Latam Airlines Group SA144A	7.88	4-15-2030	615,000	636,217
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	485,000	497,125
				2,273,147
Auto manufacturers: 0.18%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	480,000	503,894
Entertainment: 0.41%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,100,000	1,140,720
Leisure time: 0.62%
Carnival Corp.144A	5.75	8-1-2032	295,000	296,997
Carnival Corp.144A	6.00	5-1-2029	465,000	469,124
Carnival Corp.144A	6.13	2-15-2033	725,000	737,862
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	230,000	231,652
				1,735,635
Consumer, non-cyclical: 2.01%
Cosmetics/Personal Care: 0.55%
Opal Bidco SAS144A	6.50	3-31-2032	680,000	686,824
Perrigo Finance Unlimited Co.	6.13	9-30-2032	840,000	848,792
				1,535,616
Food: 0.17%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	490,000	487,975
Healthcare-products: 0.30%
Bausch & Lomb Corp.144A	8.38	10-1-2028	790,000	823,654
Pharmaceuticals: 0.99%
1261229 BC Ltd.144A	10.00	4-15-2032	1,430,000	1,455,867
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Bausch Health Cos., Inc.144A	11.00%	9-30-2028	$280,000	$287,700
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	1,018,038
				2,761,605
Energy: 0.61%
Oil & gas: 0.44%
Baytex Energy Corp.144A	8.50	4-30-2030	350,000	356,175
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	605,366	578,816
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	301,000	298,042
				1,233,033
Pipelines: 0.17%
Northriver Midstream Finance LP144A	6.75	7-15-2032	470,000	478,518
Financial: 2.64%
Banks: 1.59%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	749,798
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	530,000	562,541
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	395,000	422,638
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11	8-9-2026	1,000,000	1,000,144
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	902,314
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	495,000	485,589
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	309,124
				4,432,148
Diversified financial services: 0.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	460,000	481,253
GGAM Finance Ltd.144A	5.88	3-15-2030	1,065,000	1,063,713
				1,544,966
Insurance: 0.50%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	754,239
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	636,847
				1,391,086
Industrial: 1.35%
Aerospace/defense: 0.33%
Bombardier, Inc.144A	8.75	11-15-2030	865,000	930,847
Electronics: 0.32%
Sensata Technologies BV144A	5.88	9-1-2030	875,000	875,706
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Engineering & construction: 0.19%
CIMIC Finance USA Pty. Ltd.144A	7.00%	3-25-2034	$500,000	$531,509
Packaging & containers: 0.51%
Trivium Packaging Finance BV144A	8.25	7-15-2030	680,000	716,067
Trivium Packaging Finance BV144A	12.25	1-15-2031	675,000	708,748
				1,424,815
Technology: 0.48%
Computers: 0.48%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	1,275,000	1,346,556
Utilities: 0.51%
Electric: 0.38%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,075,000	1,043,546
Water: 0.13%
Veolia Environnement SA	6.75	6-1-2038	350,000	369,622
Total yankee corporate bonds and notes (Cost $36,374,628)				36,590,958
Yankee government bonds: 0.26%
Trinidad and Tobago: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	738,795
Total yankee government bonds (Cost $749,171)				738,795

		Yield	Shares
Short-term investments: 3.54%
Investment companies: 3.54%
Allspring Government Money Market Fund Select Class♠∞		4.24	9,872,902	9,872,902
Total short-term investments (Cost $9,872,902)				9,872,902
Total investments in securities (Cost $400,782,381)	142.74%			398,376,138
Other assets and liabilities, net	(42.74)			(119,276,114)
Total net assets	100.00%			$279,100,024

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
20 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,973,967	$82,106,937	$(88,208,002)	$0	$0	$9,872,902	9,872,902	$388,259
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 21

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$243,328	$0	$243,328
Asset-backed securities	0	12,790,997	0	12,790,997
Common stocks
Communication services	0	1,035	0	1,035
Energy	0	2,241,719	0	2,241,719
Investment Companies	0	0	146,949	146,949
Utilities	780,774	0	0	780,774
Corporate bonds and notes	0	178,125,390	0	178,125,390
Foreign corporate bonds and notes	0	31,479,658	0	31,479,658
Foreign government bonds	0	51,784,799	0	51,784,799
Loans	0	49,062,747	3,617,365	52,680,112
Non-agency mortgage-backed securities	0	20,898,722	0	20,898,722
Yankee corporate bonds and notes	0	36,590,958	0	36,590,958
Yankee government bonds	0	738,795	0	738,795
Short-term investments
Investment companies	9,872,902	0	0	9,872,902
Total assets	$10,653,676	$383,958,148	$3,764,314	$398,376,138
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$93,513	$0	$0	$0	$0	$53,436	$0	$0	$146,949
Loans	2,634,196	2,498,750	(1,891,078)	13,704	5,618	(226,749)	582,924	0	3,617,365
	$2,727,709	$2,498,750	$(1,891,078)	$13,704	$5,618	$(173,313)	$582,924	$0	$3,764,314

Net Change in Unrealized Gains (Losses) on Investments Held at July 31, 2025
Investments in:
Common stocks	$53,436
Loans	(190,911)
$(137,475)

Level 3 Security Types	Fair value at July 31, 2025	Valuation technique	Significant unobservable input	Weighted average	Range	Impact to valuation from an increase to input*
Common Stocks	$146,949	Market Approach	Single broker quote	N/A	N/A	Increase/Decrease
Loans	$3,617,365	Market Approach	Single broker quote	N/A	N/A	Increase/Decrease
* Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Allspring Multi-Sector Income Fund | 23